Transactions with Former Officer (Details Narrative) - USD ($)		1 Months Ended	3 Months Ended	12 Months Ended
	Dec. 05, 2016	Apr. 18, 2018	May 31, 2018	Feb. 28, 2018	Feb. 28, 2017
Accrued professional fees			$ 260,900		$ 260,900
Total damages awared value			552,976	$ 552,976
Richard Pomije [Member]
Description of employment agreement

Mr. Pomije asserts an employment agreement existed and a continuing obligation of the Company in the form of a monthly salary for a 1 year term from May 18, 2015 to May 17, 2016 was due in addition to a stock subscription receivable.

Accrued payable			542,066		$ 552,976
Mr. Richard Pomije [Member]
Damages awarded, value		$ 256,488
Attorney’s fees and costs		296,488
Total damages awared value		552,976
Payment of related party debt			$ 10,910
Mr. Richard Pomije [Member] | Subsequent Event [Member]
Damages awarded, value		256,488
Attorney’s fees and costs		296,488
Total damages awared value		$ 552,976